Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies [Abstract]
Commitments	SFr 12,372	SFr 10,799
External research projects	SFr 9,400
Notice period for cancellation of rental contract	6 months
Lease expense	SFr 500
Rental contracts amount	200
Royalty payment obligation	400
Within One Year [Member]
Commitments and contingencies [Abstract]
Commitments	9,686	9,175
Between One and Three Years [Member]
Commitments and contingencies [Abstract]
Commitments	2,546	1,624
Between Three and Five Years [Member]
Commitments and contingencies [Abstract]
Commitments	140	0
More Than Five Years [Member]
Commitments and contingencies [Abstract]
Commitments	SFr 0	SFr 0